Loan Receivable from Third Parties (Tables)	6 Months Ended
Jun. 30, 2025
Loan Receivable from Third Parties [Abstract]
Schedule of Loan Receivable From Third Parties
	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Loan receivable from third parties, current	97,720	-
Loan receivable from third parties, non-current	703,491	443,787
Total	$801,211	$443,787